Other long-term financial assets (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Long-Term Financial Assets [Abstract]
Security deposits, restricted	$ 235,300	$ 151,121
Term deposits	1,270	1,693
Total	$ 236,570	$ 152,814